Short-Term Investments and Investment in Equity Securities - Schedule of Investment in Equity Securities, at Fair Value for the Periods (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Short-Term Investments [Line Items]
Balance, beginning of period
Additions	199,998
Balance, end of period	$ 199,998